Net (Loss)/Income Per Share of Class A Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table includes the calculation of basic and diluted net (loss) income per share:

	Years Ended December 31,
	2021	2020
	(in thousands except per share information)
Loss from continuing operations	$(243,993)	$(47,720)
(Loss) gain from discontinued operation	(1,650)	28,185
Net loss available to common stockholders	$(245,643)	$(19,535)

Basic and diluted net loss per share - continuing operations	$(3.37)	$(1.45)
Basic and diluted net (loss) income per share - discontinued operations	(0.02)	0.85
Basic and diluted net loss per share	$(3.39)	$(0.60)

Shares used in the computation of basic and diluted net loss per share	72,462	33,009

Schedule of Potentially Dilutive Securities

	Years Ended December 31,
	2021	2020
	(in thousands)
Restricted class A common stock	335	891
Restricted stock units	10,959	—
Common Stock warrants	1,770	12,312
Public Warrants (exercisable for class A common stock) treated as liability	15,813	—
Private Placement Warrants (exercisable for class A common stock) treated as liability	8,325	—
Sponsor earn-out shares	2,372	—
Stock options	5,022	3,489